Transactions with non-controlling interests - Schedule of Effects of Transactions With Non-controlling Interests on Equity Attributable to Owners of Parent (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Transactions between parent and non-controlling interests | Acquisition of additional interest in StoneCo Brasil
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests		R$ 0
Transfers to (from) non-controlling interests		(989)
Changes in equity attributable to owners of the parent		(5,701)
Consideration paid or payable to non-controlling interests		(6,690)
Transactions between parent and non-controlling interests | Capital contribution to subsidiary
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests		1,992
Transfers to (from) non-controlling interests		0
Changes in equity attributable to owners of the parent		0
Consideration paid or payable to non-controlling interests		0
Transactions between parent and non-controlling interests | Exchange of shares with non-controlling interests in StoneCo Brasil
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests		0
Transfers to (from) non-controlling interests		(19,594)
Changes in equity attributable to owners of the parent		19,594
Consideration paid or payable to non-controlling interests		0
Transactions between parent and non-controlling interests | Acquisition of non-controlling interest
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests		1,992
Transfers to (from) non-controlling interests		(20,583)
Changes in equity attributable to owners of the parent		13,893
Consideration paid or payable to non-controlling interests		(6,690)
Transactions between subsidiaries and shareholders
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	R$ 292,220	1,992
Transfers to (from) non-controlling interests	93,705	(20,636)
Changes in equity attributable to owners of the parent	137,193	13,841
Consideration paid or payable to non-controlling interests	230,898	(6,690)
Transactions between subsidiaries and shareholders | Repurchase of shares in treasury by subsidiary and dilution of interest in Cappta
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests		0
Transfers to (from) non-controlling interests		(54)
Changes in equity attributable to owners of the parent		(51)
Consideration paid or payable to non-controlling interests		0
Transactions between subsidiaries and shareholders | Non-controlling share of changes in equity at indirect subsidiaries
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests		0
Transfers to (from) non-controlling interests		1
Changes in equity attributable to owners of the parent		(1)
Consideration paid or payable to non-controlling interests		0
Transactions between subsidiaries and shareholders | Dilution of non-controlling interest
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	0	0
Transfers to (from) non-controlling interests	(2,138)	(53)
Changes in equity attributable to owners of the parent	2,138	(52)
Consideration paid or payable to non-controlling interests	0	R$ 0
Transactions between subsidiaries and shareholders | Capital contribution to subsidiary and increase of NCI in STNE Par
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	230,500
Transfers to (from) non-controlling interests	95,843
Changes in equity attributable to owners of the parent	135,055
Consideration paid or payable to non-controlling interests	230,898
Transactions between subsidiaries and shareholders | Non-controlling interests arising on business combination
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	61,720
Transfers to (from) non-controlling interests	0
Changes in equity attributable to owners of the parent	0
Consideration paid or payable to non-controlling interests	R$ 0